Right to Use Assets and Leases payable - Summary of Amortization Expenses in the Financial Statements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Amortization expense	R$ 260,716	R$ 242,670	R$ 216,609